Share-based Compensation (Details 3) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Stock Options
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)					285	285
Exercised during the year (in shares)					(285)	(285)
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares					$ 1.659
Exercised during the year (in dollars per share) | $ / shares					$ 1.659
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total intrinsic value exercised					$ 0.4	¥ 2,700,000
Stock Options | Employees
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)					285	285
Exercised during the year (in shares)					(285)	(285)
2009 RSU Plan
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	39,785	39,785	37,074	37,074	25,439	25,439
Granted (in shares)	31,080	31,080	28,100	28,100	30,624	30,624
Vested (in shares)	(27,664)	(27,664)	(23,541)	(23,541)	(17,450)	(17,450)
Forfeited (in shares)	(1,633)	(1,633)	(1,848)	(1,848)	(1,539)	(1,539)
Outstanding at end of the period (in shares)	41,568	41,568	39,785	39,785	37,074	37,074
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total fair value vested	$ 177.2	¥ 1,230,400,000	$ 99.0	¥ 641,300,000	$ 48.6	¥ 301,600,000
2009 RSU Plan | Employees
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	39,623	39,623	36,842	36,842	25,152	25,152
Granted (in shares)	30,980	30,980	27,968	27,968	30,429	30,429
Vested (in shares)	(27,545)	(27,545)	(23,339)	(23,339)	(17,200)	(17,200)
Forfeited (in shares)	(1,633)	(1,633)	(1,848)	(1,848)	(1,539)	(1,539)
Outstanding at end of the period (in shares)	41,425	41,425	39,623	39,623	36,842	36,842
2009 RSU Plan | Director and Consultants
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	162	162	232	232	287	287
Granted (in shares)	100	100	132	132	195	195
Vested (in shares)	(119)	(119)	(202)	(202)	(250)	(250)
Outstanding at end of the period (in shares)	143	143	162	162	232	232
2000 Stock Incentive Plan
Share Based Compensation
Total unrecognized compensation cost related to unvested awards | ¥							¥ 0
2009 RSU Plan
Share Based Compensation
Total unrecognized compensation cost related to unvested awards	$ 384.6						¥ 2,670,100,000
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	3 years 2 months 16 days	3 years 2 months 16 days